The Royce Funds

745 Fifth Avenue
New York, NY 10151
(212) 355-7311
(800) 221-4268

August 16, 2012

Securities and Exchange Commission
Attn: Mr. Larry Greene
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	Proxy Statement Pursuant to Schedule 14(a) of the Securities
Exchange Act of 1934 - The Royce Fund (Royce Select Fund I,
Royce Select Fund II, Royce Global Select Long/Short Fund,
Royce Enterprise Select Fund and Royce Opportunity Select Fund)
File No. 811-03599, CIK No. 0000709364

Dear Mr. Greene:

     Enclosed herewith is correspondence responding to comments from the staff given over the telephone on August 7, 2012 regarding the Preliminary Proxy Statement of Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund (the “Funds”). The Proxy Statement relates to: the approval of new investment advisory agreements for the Funds and; the approval of a proposed change to Royce Select Fund I’s fundamental investment policies. Set forth below are the staff’s comments and the Funds’ responses:

Comment: Please describe the reasons for the change from the “performance fee structure” to a “traditional management fee structure”.

Response:   As discussed on the telephone, and as disclosed in the Proxy Statement, due to the performance fee the Funds are currently only available to “qualified investors”. This restriction has minimized the availability of the Funds to potential investors. If the new agreements are approved, the Funds will be able to be offered to all U.S. investors.

Comment: Please describe how the performance fee works.

Response:   As discussed on the telephone, and as disclosed in the Proxy Statement, under the Current Agreements, as compensation for its services to each Fund and for paying certain other ordinary operating expenses, as set forth below, Royce is entitled to receive from each Fund a performance fee of 12.5% of the Fund’s pre-fee total return. The fee, payable monthly, is calculated and accrued daily, based on the value of the Fund’s then current net assets. Fees are subject to a daily high watermark test. Fund shares will not bear a fee for any day on which the Fund’s pre-fee cumulative total return does not exceed its pre-fee cumulative total return as of the day on which a fee was last accrued.

Conversely, Fund shares will bear a fee for any day on which the Fund’s pre-fee cumulative total return exceeds its pre-fee cumulative total return as of the day on which a fee was last accrued. This high watermark test is measured from the Fund’s commencement of operations and therefore could result in either Fund shares bearing a fee in a calendar year when the Fund’s return is negative, or not bearing a fee in a calendar year when the Fund’s total return is positive. In either event, Royce will not reimburse previously accrued fees because of any negative total returns occurring after their accrual. Royce is responsible for paying certain of the Funds’ other ordinary operating expenses. Dividend expense relating to short-selling activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not incurred in the ordinary course of business, are borne by the Funds.

Comment: In the section “New Investment Advisory Agreements”, add a reference to “pro forma” to the tables displaying expenses under the new agreements.

Response: Requested reference has been added.

Comment: Specify which “certain other ordinary operating expenses” are not reimbursed by Royce.

Response:   As discussed on the telephone and as disclosed in the Proxy Statement, Royce will not make reimbursements for expenses relating to short-selling activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not incurred in the ordinary course of business.

Comment:   Will fee waiver and expense reimbursement arrangements that will be undertaken by Royce if Proposal 1 is approved influence how quickly a Fund will reach its high watermark? Also, please add disclosure relating to the uncertainty of when the high watermark might be reached.

Response:   Fee waivers and expense reimbursements generally will not meaningfully effect when a high watermark is reached because the high watermark return is calculated pre-fee. The following disclosure has been added to the Proxy Statement in the section entitled “New Investment Advisory Agreements”: “It should be noted that there is uncertainty with respect to when a Select Fund will reach its high watermark.”

Comment:   What kinds of changes are contemplated with respect to Royce Select Fund I’s investment in the securities of foreign issuers? Is this limited to equity securities? If not, state so in the Proxy Statement.

Response:   Royce Select Fund I currently has a fundamental investment restriction which limits it from investing more than 10% of its total assets in the securities of foreign issuers. Proposal 2 in the Proxy Statement seeks to eliminate that restriction and the Fund’s Board of Trustees has adopted a non-fundament investment restriction that would prohibit it from investing more than 15% of its net assets in the securities of foreign issuers. Although Royce’s investment focus is generally on the equity securities of smaller companies, there is the possibility that the Royce Select Fund I may in the future also avail itself of the ability to invest in fixed income securities of foreign issuers. The following has been added to the Proxy Statement with respect to Proposal 2 in the section entitled, “Proposed Elimination”: “While the Fund will generally invest in the equity securities of foreign issuers and/or well as American Depositary Receipts that represent indirect interests in the equity securities of foreign issuers, it may invest in the fixed income securities of foreign issuers (both corporate and government entities).” In addition, as noted in the Proxy Statement, the Fund does not intend to hedge its foreign currency exposure.

Comment: In the section of the Proxy Statement, “Adjournment of Meeting; Other Matters” please disclose how abstentions and broker non-votes are treated with respect to adjourning the meeting.

Response:   The underlined language has been added to the Proxy Statement: “Therefore, abstentions and broker non-votes will have the same effect as a vote against the Proposals as well as a vote against any adjournment.”

     We believe that the proposed modifications to the Proxy Statement are responsive to the staff’s comments. The Fund acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the Proxy Statement; (ii) SEC staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the SEC from taking any action with respect to the Proxy Statement; and (iii) it may not assert this action as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

     If you have any questions or comments with respect to the enclosed materials, please contact the undersigned at (212) 508-4578.

Very truly yours,

/s/John E. Denneen
John E. Denneen
Secretary